Other Provisions	12 Months Ended
Jun. 30, 2023
Other Provisions
Other Provisions

Note 19 – Other Provisions

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Warranties	1,392	1,326
Legal and other provisions	1,231	126
Bonus Provision	720	1,028
Transaction and offering related fees	—	25,143
Total other provisions - current	3,343	27,623
Non-current liabilities
Warranties	2,889	2,652
Total other provisions	6,232	30,275

Transaction and offering related fees relate to advisory fees outstanding in relation to the special purpose acquisition company listing and are expected to be settled in cash. Amounts recognized as at June 30, 2022 were estimated and have now been re-classified out of provisions where the amounts are known.

	June 30, 2023	June 30, 2022
Provision for warranties	$’000	$’000
Opening balance of warranties – July 1	3,978	3,925
Warranty utilized during the year	(4,262)	(3,295)
Provision created during the year	4,730	3,656
Foreign currency translation adjustment	(165)	(308)
Closing balance of provision for warranties – June 30	4,281	3,978